Credit Quality Indicators - Commercial Portfolio - Credit Risk Profile by Creditworthiness Category (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 46,629	$ 43,979
Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans	1,417	1,280
Commercial | Investment grade
Financing Receivable, Recorded Investment [Line Items]
Loans	1,064	906
Commercial | Noninvestment grade
Financing Receivable, Recorded Investment [Line Items]
Loans	353	374
Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans	1,740	1,449
Commercial Real Estate | Investment grade
Financing Receivable, Recorded Investment [Line Items]
Loans	1,289	1,062
Commercial Real Estate | Noninvestment grade
Financing Receivable, Recorded Investment [Line Items]
Loans	451	387
Financial Institutions
Financing Receivable, Recorded Investment [Line Items]
Loans	11,288	11,144
Financial Institutions | Investment grade
Financing Receivable, Recorded Investment [Line Items]
Loans	9,935	9,643
Financial Institutions | Noninvestment grade
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 1,353	$ 1,501